UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Willow Grove, PA 19090-1904
(Address of principal executive offices) (Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.855.226.3863

Date of fiscal year end:   09/30/2012

Date of reporting period: 12/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

COMMON STOCK - (71.10%)	Shares	Value

Agriculture - (1.69%)
Andersons, Inc. (a)	5,000	$218,300

Auto Manufacturers - (1.12%)
Ford Motor Co.	13,500	145,260

Banks - (0.41%)
Citigroup, Inc.	2,000	52,620

Beverages - (1.54%)
PepsiCo, Inc.	3,000	199,050

Building Materials - (2.84%)
Cemex SAB de CV ADR (c)*	30,400	163,856
USG Corp.(a) (c)	20,000	203,200
		367,056
Commercial Services - (1.41%)
Western Union Co.	10,000	182,600

Computers - (1.92%)
Lexmark International, Inc. - Class A (a)	7,500	248,025

Diversified Financial Services - (3.16%)
BlackRock, Inc.	1,500	267,360
Blackstone Group L.P.	10,000	140,100
		407,460
Electric - (1.68%)
Exelon Corp.	5,000	216,850

Energy– Alternative Sources - (0.78%)
First Solar, Inc. (c) *	3,000	101,280

Entertainment - (1.85%)
Regal Entertainment Group - Class A (a) (c)	20,000	238,800

Environmental Control - (1.28%)
Republic Services, Inc.	6,000	165,300

Healthcare Products - (4.12%)
CovidienPlc(a)	4,000	180,040
Medtronic, Inc.	5,000	191,250
Zimmer Holdings, Inc.	3,000	160,260
		531,550

The accompanying notes are an integral part of this schedule of investments.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

December 31, 2011 (Unaudited)

COMMON STOCK - (71.10%) (continued)	Shares	Value

Home Builders - (1.20%)
Brookfield Residential Properties, Inc. *	19,760	$ 154,326

Insurance - (5.10%)
Berkshire Hathaway, Inc. - Class B(a) *	5,000	381,500
Hilltop Holdings, Inc. *	10,000	84,500
PartnerRe Ltd. (a)	3,000	192,630
		658,630
Internet - (1.07%)
Netflix, Inc. (c)*	2,000	138,580

Investment Companies - (6.61%)
American Capital Ltd.*	80,000	538,400
Apollo Investment Corp.	20,000	128,800
Prospect Capital Corp.	20,000	185,800
		853,000
Miscellaneous Manufacturing - (2.62%)
General Electric Co. (a)	10,000	179,100
Griffon Corp. (a)	17,500	159,775
		338,875
Oil & Gas - (3.46%)
Apache Corp.	1,500	135,870
Devon Energy Corp.	3,000	186,000
PetroleoBrasileiro S.A. - ADR	5,000	124,250
		446,120
Pharmaceuticals - (1.81%)
Abbott Laboratories	2,000	112,460
Teva Pharmaceutical Industries Ltd. - ADR	3,000	121,080
		233,540
Pipelines - (3.55%)
Energy Transfer Partners, L.P.	10,000	458,500

Real Estate - (1.14%)
St Joe Co. (c) *	10,000	146,600

Real Estate Investment Trusts - (2.96%)
Annaly Capital Management, Inc.	10,000	159,600
One Liberty Properties, Inc.	10,000	165,000
Two Harbors Investment Corp.	6,193	57,223
		381,823

The accompanying notes are an integral part of this schedule of investments.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

December 31, 2011 (Unaudited)

COMMON STOCK - (71.10%) (continued)	Shares	Value

Retail - (9.10%)
Lowe’s Cos, Inc. (a)	20,000	$ 507,600
Men’s Wearhouse, Inc.(a)	6,000	194,460
PF Chang’s China Bistro, Inc.(c)	5,000	154,550
Sears Holdings Corp. (c) *	3,000	95,340
Texas Roadhouse, Inc.(a)	15,000	223,500
		1,175,450
Semiconductors - (1.08%)
Applied Materials, Inc.	13,000	139,230

Software - (1.45%)
Microsoft Corp.	7,200	186,912

Telecommunications - (5.04%)
Cisco Systems, Inc. (a)	15,000	271,200
Frontier Communications, Corp.	60,000	309,000
Sprint Nextel, Corp. (a) *	30,000	70,200
		650,400
Trucking & Leasing - (1.11%)
TAL International Group, Inc.	5,000	143,950

TOTAL COMMON STOCK (Cost $10,565,125)		9,180,087

EXCHANGE - TRADED FUNDS - (20.06%)

Debt Fund - (18.53%)
Vanguard Short-Term Bond ETF	17,000	1,374,280
Lord Abbett Investment Trust - Short Duration Income Fund	224,528	1,019,356
		2,393,636
Sector Fund - (1.53%)
Market Vectors Junior Gold Miners	8,000	197,600

TOTAL EXCHANGE - TRADED FUNDS (Cost $2,662,620)		2,591,236

PREFERRED STOCK - (7.85%)

Banks - (0.75%)
Bank of America Corp., 6.20%, Series D	5,000	96,800

Investment Companies - (1.96%)
Ares Capital Corp., 7.75%, 10/15/2040 Series	10,000	252,600

The accompanying notes are an integral part of this schedule of investments.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

December 31, 2011 (Unaudited)

PREFERRED STOCK - (7.85%) (continued)	Shares	Value

Real Estate Investment Trusts - (5.14%)
Apartment Investment & Management Co., 7.75%, Series U	10,107	$ 253,281
First Industrial Realty Trust, Inc., 7.25%, Series K	10,251	222,652
Vornado Realty Trust, 6.875%, Series J	7,000	188,230
		664,163
TOTAL PREFERRED STOCK (Cost $981,869)		1,013,563

SHORT - TERM INVESTMENTS - (10.45%)

Money Market Fund - 10.45%
Fidelity Institutional Money Market Portfolio Class I - 0.23% (b) (d)	1,348,886	1,348,886

TOTAL SHORT - TERM INVESTMENTS - (Cost $1,348,886)		1,348,886

TOTAL INVESTMENTS - (Cost $15,558,500) - 109.46%		14,133,772

TOTAL INVESTMENTS SOLD SHORT (Proceeds $313,894) - (2.75%)		(355,300)

CALL OPTIONS WRITTEN (Proceeds $124,535) - (0.69%)		(89,075)

PUT OPTIONS WRITTEN (Proceeds $170,493) - (0.60%)		(76,912)

OTHER LIABILITIES IN EXCESS OF ASSETS, NET - (5.42%)		(700,069)

NET ASSETS - 100.00%		$12,912,416

INVESTMENTS SOLD SHORT - (2.75%)

EXCHANGE - TRADED NOTES - (2.75%)

Equity Fund
iPath S&P 500 VIX Short-Term Futures ETN*	10,000	355,300

TOTAL EXCHANGE - TRADED NOTES (Proceeds $313,894)		$ 355,300

The accompanying notes are an integral part of this schedule of investments.

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
	Expiration Date -
CALL OPTIONS WRITTEN - (0.64%)	Exercise Price	Contracts (e)	Value

Andersons, Inc.	03/17/2012 - $45.00	50	$ 12,250
Berkshire Hathaway, Inc. – Class B	01/21/2012 - $80.00	50	1,250
Cisco Systems, Inc.	02/18/2012 - $20.00	100	2,200
CovidienPlc	01/21/2012 - $50.00	40	400
General Electric Co.	02/18/2012 - $18.00	100	6,800
Griffon Corp.	01/21/2012 - $10.00	100	3,500
iShares Barclays 20+ Year Treasury Bond Fund	01/21/2012 - $121.00	20	6,700
Lexmark International, Inc.	01/21/2012 - $34.00	75	5,625
Lowe’s Cos., Inc.	01/21/2012 - $25.00	200	17,400
Men’s Wearhouse, Inc.	02/18/2012 - $33.00	60	9,300
PartnerRe Ltd.	02/18/2012 - $70.00	30	1,050
Regal Entertainment Group – Class A	01/21/2012 - $15.00	200	2,000
Sprint Nextel Corp.	02/18/2012 - $3.50	300	600
Texas Roadhouse, Inc.	03/17/2013 - $15.00	150	15,000
USG Corp.	02/18/2012 - $13.00	200	5,000

TOTAL CALL OPTIONS WRITTEN (Proceeds $124,535)			$ 89,075
	Expiration Date -
PUT OPTIONS WRITTEN - (0.59%)	Exercise Price	Contracts (e)	Value

Apple, Inc.	01/21/2012 - $385.00	10	4,150
Buckle, Inc.	03/17/2012 - $35.25	50	5,250
CovidienPlc	01/21/2012 - $45.00	50	5,500
Devon Energy Corp.	01/21/2012 - $60.00	30	3,030
Discover Financial Services	01/21/2012 - $22.50	100	3,500
General Electric Co.	02/18/2012 - $18.00	100	7,600
iPath S&P 500 VIX Short-Term Futures ETN	03/17/2012 - $30.00	100	20,900
iShares Barclays 20+ Year Treasury Bond Fund	02/18/2012 - $110.00	20	860
Lexmark International, Inc.	01/21/2012 - $28.00	75	1,125
Men's Wearhouse, Inc.	01/21/2012 - $26.00	60	600
Microsoft Corp.	01/21/2012 - $26.00	75	4,275
Owens-Illinois, Inc.	02/18/2012 - $18.00	64	5,312
PartnerRe Ltd.	02/18/2012 - $60.00	30	3,150
PepsiCo, Inc.	01/21/2012 - $62.50	30	330
TAL International Group Inc.	01/21/2012 - $25.00	50	1,000
Toyota Motor Corp.	01/21/2012 - $62.50	35	1,330
Two Harbors Investment Corp.	03/17/2012 - $9.00	100	2,500
Western Union Co.	02/18/2012 - $18.00	100	6,500
TOTAL PUT OPTIONS WRITTEN (Proceeds $170,492)			$76,912

* Non - income producing security
(a) All or a portion of the security is segregated as collateral for call options written.

(b)Rate shown represents the rate at December 31, 2011, is subject to change and resets daily.

(c)  All or a portion of the security is out on loan at December 31, 2011.  Total loaned securities had a market value of $1,289,902 at December 31, 2011.

(d)  All or a portion of the security is segregated as collateral for securities on loan at December 31, 2011.  Total collateral had a market value of $1,323,238 at December 31, 2011.

(e) One contract is equivalent to 100 shares of common stock.

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note

The accompanying notes are an integral part of thisschedule of investments.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets and liabilities as of December 31, 2011:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)

			Total
Common Stock (b)	$9,180,087	$-	$9,180,087
Exchange-Traded Funds(b)	2,591,236	-	2,591,236
Preferred Stock	1,013,563	-	1,013,563
Short-Term Investments	-	1,348,886	1,348,886
Total	$12,784,886	$1,348,886	$14,133,772

Liabilities

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)

			Total
Exchange-Traded Notes (b)	$(355,300)	$-	$(355,300)
Call Options Written	(89,075)	-	(89,075)
Put Options Written	(76,912)	-	(76,912)
Total Liabilities Level 1	$(521,287)	$-	$(521,287)

(a) As of and during the period ended December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock and exchange-traded funds/notes held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

During the period ended December 31, 2011, no securities were fair valued.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities
		Fair Value of Liability Derivatives

Call options written	Options written at value	$89,075
Put options written	Options written at value	76,912
Total		$165,987

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP
	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income

Call options written	Net change in unrealized appreciation on options written	$13,258
Put options written	Net change in unrealized appreciation on options written	580,663
Total		$593,921

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS (continued)

Derivatives not accounted for as hedging instruments under GAAP
	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income

Call options written	Net realized gain on options written	$54,525
Put options written	Net realized gain on options written	143,666
Total		$198,191

(3)

 UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(4)

SECURITY LENDING

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

 (5)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(6)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period since inception from December 31, 2011 were as follows:

	Call Options

	Number of Options*	Option Premiums
Options outstanding at beginning of period	678	$62,546
Options written	1,675	124,535
Options covered	(20)	(7,080)
Options exercised	-	-
Options expired	(658)	(55,466)
Options outstanding at end of period	1,675	$124,535

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	1,585	$362,292
Options written	1,079	170,493
Options covered	-	-
Options exercised	(1,070)	(218,627)
Options expired	(515)	(143,665)
Options outstanding at end of period	1,079	$170,493

* One option contract is equivalent to one hundred shares of common stock.

(7)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$14,968,005	$ 398,168	$ (1,753,688)	$ (1,355,520)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurements. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	February 29, 2012